Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.     Investment Company Act file Number 811-09935
       Date of Notifcation:  May 23, 2001

2.     Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.     Address of principal executive office:

                        330 MADISON AVENUE, 31ST FLOOR
                           NEW YORK, NEW YORK 10017

4.     Check one of the following:

         A.      /X/    The notification pertains to a periodic repurchase
                        offer under paragraph (b) of Rule 23c-3.

         B.     / /     The notification pertains to a discretionary repurchase
                        offer under paragraph (c) of Rule 23c-3.

         C.     / /     The notification pertains to a periodic repurchase
                        offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:   /s/ Dan I. Abrams
      --------------------------------------
      Dan I. Abrams
      Treasurer and Chief Financial Officer